As filed with the Securities and Exchange Commission on May 4, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6742

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                            Carl A. Bright, President
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900


                    Date of fiscal year end: August 31, 2005

         Date of reporting period: September 1, 2004 - February 28, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

MONARCH FUNDS                   SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2005 (UNAUDITED)

                                DAILY ASSETS TREASURY FUND
                                DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
                                DAILY ASSETS GOVERNMENT FUND
                                DAILY ASSETS CASH FUND

                                   [GRAPHIC]

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
A MESSAGE TO OUR SHAREHOLDERS

February 28, 2005

Dear Shareholders:

During the past year, the Federal Reserve has focused its efforts on moving the economy forward, encouraging job growth and combating potential inflationary spikes. In seeking to reach this goal, the Fed increased the Federal Funds rate five times in 2004, to 2.25%. While the Gross Domestic Product has been vibrant over the last 6 months, job growth still remains a point of focus. This rise of rates in the short end of the market has allowed our Portfolio Management team to continue to shorten average maturities of the funds' portfolios without sacrificing yield. We believe the Federal Reserve Bank will continue to raise the Fed Funds rate for the foreseeable future. With our short average maturities, we are well positioned to take advantage of these increases.
We are pleased to report that Monarch Daily Assets Government Fund, our oldest fund and performance leader, continued to exhibit relatively strong performance for the six months ended February 28, 2005. For the ten-year period ended as of that date, the Fund's Universal Shares held the number 3 spot out of 48 funds within the Government and Agencies Institutional category tracked by iMoneyNet, Inc.*

For more than twelve years, we have remained committed to maintaining your $1.00 per share price through the skilled and prudent portfolio management you expect. We thank all of our investors and the financial intermediaries we service for their continued support. Please feel free to call us with your questions or comments at (800) 754-8757.

Monarch Funds

*PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. UNIVERSAL SHARES OF DAILY ASSETS GOVERNMENT FUND, RANKED 8 OUT OF 162, 6 OUT OF 99, AND 3 OUT OF 49 WITHIN THE GOVERNMENT AND AGENCIES INSTITUTIONAL CATEGORY FOR THE 1-, 5- AND 10-YEAR PERIODS AS OF MARCH 31, 2005. RANKINGS ARE BASED ON TOTAL RETURN AND WILL VARY FOR OTHER SHARE CLASSES. FORESIDE FUND SERVICES, LLC, DISTRIBUTOR.

ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK.

 MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND
February 28, 2005

   FACE
  AMOUNT                               SECURITY DESCRIPTION                              RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  -----  -------- -----------
            REPURCHASE AGREEMENTS - 100.2%
$ 4,735,000 Bank of America, dated 2/28/05, to be repurchased at $4,735,325;
             collateralized by various U.S. Treasury Obligations                         2.47%  3/1/05  $ 4,735,000
 14,000,000 Citigroup, dated 2/28/05, to be repurchased at $14,000,972; collateralized
             by various U.S. Treasury Obligations                                        2.50   3/1/05   14,000,000
 15,000,000 Deutsche Bank Securities, Inc., dated 2/28/05, to be repurchased at
             $15,001,083; collateralized by various U.S. Treasury Obligations            2.60   3/1/05   15,000,000
 14,000,000 Goldman Sachs & Co., dated 2/28/05, to be repurchased at $14,000,980;
             collateralized by various U.S. Treasury Obligations                         2.52   3/1/05   14,000,000
 14,730,000 Merrill Lynch & Co., Inc., dated 2/28/05, to be repurchased at
             $14,731,043; collateralized by various U.S. Treasury Obligations            2.55   3/1/05   14,730,000
                                                                                                        -----------
            Total Repurchase Agreements                                                                  62,465,000
                                                                                                        -----------
            Total Investments at Amortized Cost* - 100.2%                                               $62,465,000
            Other Assets and Liabilities - (0.2)%                                                          (113,833)
                                                                                                        -----------
            NET ASSETS - 100.0%                                                                         $62,351,167
                                                                                                        ===========
            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            Repurchase Agreements                                                       100.0%

            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.
2

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
February 28, 2005

   FACE
  AMOUNT                              SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
---------- --------------------------------------------------------------------------  ----  -------- -----------
           U.S. GOVERNMENT SECURITIES - 95.8%
           FEDERAL HOME LOAN BANK - DISCOUNT NOTES # - 95.8%
$9,175,000 FHLB                                                                        2.42% 03/11/05 $ 9,168,813
 4,880,000 FHLB                                                                        2.39  03/18/05   4,874,515
 3,050,000 FHLB                                                                        2.45  03/28/05   3,044,419
                                                                                                      -----------
           Total U.S. Government Securities                                                            17,087,747
                                                                                                      -----------
  SHARES
----------
           MONEY MARKET FUND - 4.0%
   707,713 Dreyfus Prime Treasury Cash Management Fund                                                    707,713
                                                                                                      -----------
           Total Investments at Amortized Cost* - 99.8%                                               $17,795,460
           Other Assets and Liabilities - 0.2%                                                             31,133
                                                                                                      -----------
           NET ASSETS - 100.0%                                                                        $17,826,593
                                                                                                      ===========
           PORTFOLIO HOLDINGS
           % OF TOTAL INVESTMENTS
           U.S. Government Securities                                                  96.0%
           Money Market Fund                                                            4.0%

           #  Rates shown are annualized yields at time of purchase.

           *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND
February 28, 2005

   FACE
  AMOUNT                              SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
---------- --------------------------------------------------------------------------  ----  -------- -----------
           U.S. GOVERNMENT SECURITIES - 17.5%
           SMALL BUSINESS ADMINISTRATION POOLS (+/-) - 17.5%
$   28,245 Pool #500536                                                                4.25%  5/25/13 $    28,700
   138,236 Pool #501690                                                                3.37  12/25/16     138,236
   375,536 Pool #501733                                                                3.25   2/25/17     378,188
   194,791 Pool #501077                                                                3.75  11/25/14     194,791
   113,815 Pool #501308                                                                3.75  10/25/15     113,815
   732,031 Pool #501543                                                                3.62   7/25/16     732,031
   375,900 Pool #501898                                                                3.50   7/25/17     375,900
   402,056 Pool #501989                                                                3.37  10/25/12     405,067
 1,466,969 Pool #502150                                                                3.25   2/25/18   1,475,352
    58,708 Pool #502161                                                                3.25   2/25/18      58,708
   584,991 Pool #502208                                                                3.25   2/25/18     586,945
    52,396 Pool #502306                                                                3.25   2/25/18      52,396
    43,510 Pool #502613                                                                3.25   4/25/19      43,510
    51,364 Pool #502914                                                                3.25   3/25/15      51,687
   296,696 Pool #503058                                                                3.12   7/25/15     296,696
   406,754 Pool #503082                                                                3.12   9/25/20     406,754
   265,740 Pool #503120                                                                3.12  10/25/20     265,740
   666,188 Pool #503121                                                                3.12   9/25/15     668,267
 2,457,232 Pool #503152                                                                2.88  11/25/20   2,457,232
   356,425 Pool #503232                                                                2.88  12/25/15     356,425
   299,525 Pool #503278                                                                2.88   2/25/21     299,542
   572,255 Pool #503429                                                                3.00   6/25/16     573,040
   283,432 Pool #503431                                                                3.00   7/25/21     283,508
 1,324,896 Pool #503461                                                                3.00   9/25/21   1,325,564
   253,431 Pool #503472                                                                3.00   8/25/21     253,431
 1,152,642 Pool #503553                                                                2.88  11/25/21   1,153,480
 1,851,894 Pool #503614                                                                2.88   1/25/22   1,851,894
   817,575 Pool #503671                                                                2.88   3/25/22     817,575
   797,775 Pool #503754                                                                2.88   5/25/22     798,444
    59,932 Pool #503780                                                                2.88   3/25/22      59,979
   871,915 Pool #503882                                                                2.75   9/25/22     871,282
   233,833 Pool #503892                                                                2.88   7/25/22     234,065
 1,523,683 Pool #503909                                                                2.75  10/25/22   1,523,192
   803,998 Pool #504015                                                                2.75   1/25/23     803,888
   884,138 Pool #504062                                                                2.75   2/25/23     884,138
   796,396 Pool #504074                                                                2.75   2/25/23     796,396
   423,799 Pool #504203                                                                2.88   7/25/13     424,334
   254,968 Pool #504269                                                                2.88   5/25/15     255,307
   414,434 Pool #504345                                                                2.88   5/25/18     414,434
 8,623,379 Pool #504366                                                                2.63   2/25/24   8,603,896
 4,829,334 Pool #504719                                                                2.88   7/25/24   4,829,334
 1,276,298 Pool #504727                                                                2.88   9/25/24   1,276,298
 2,100,115 Pool #504765                                                                2.88  10/25/09   2,096,969
 2,099,648 Pool #504769                                                                2.88  10/25/24   2,099,648
   349,067 Pool #505204                                                                3.00   9/25/25     348,992
   591,451 Pool #505205                                                                3.06   9/25/07     591,399
                                                                                                      -----------
           Total Small Business Administration                                                         42,556,469
                                                                                                      -----------
           Total U.S. Government Securities                                                            42,556,469
                                                                                                      -----------

See Notes to Financial Statements.
4
                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND
February 28, 2005

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- ------------
            REPURCHASE AGREEMENTS - 81.7%
$34,428,000 Bank of America Securities, dated 2/28/05, to be repurchased at
             $34,430,420; collateralized by various U.S. Government Agency Obligations  2.53%  3/1/05  $ 34,428,000
 58,465,000 Bear Stearns & Co., Inc., dated 2/28/05, to be repurchased at $58,469,304;
             collateralized by various U.S. Government Agency Obligations               2.65   3/1/05    58,465,000
 55,000,000 Deutsche Bank Securities, Inc., dated 2/28/05, to be repurchased at
             $55,004,003; collateralized by various U.S. Government Agency Obligations  2.62   3/1/05    55,000,000
 50,000,000 Merrill Lynch, dated 2/28/05, to be repurchased at $50,003,611;
             collateralized by various U.S. Government Agency Obligations               2.60   3/1/05    50,000,000
                                                                                                       ------------
            Total Repurchase Agreements                                                                 197,893,000
                                                                                                       ------------
  SHARES
-----------
            MONEY MARKET FUND - 0.4%
    944,000 Dreyfus Government Cash Management Fund                                                         944,000
                                                                                                       ------------
            Total Investments at Amortized Cost* - 99.6%                                               $241,393,469
            Other Assets and Liabilities - 0.4%                                                             873,259
                                                                                                       ------------
            NET ASSETS - 100.0%                                                                        $242,266,728
                                                                                                       ============
            PORTFOLIO HOLDINGS
            % OF TOTAL PORTFOLIO INVESTMENTS
            Repurchase Agreements                                                       82.0%
            U. S. Government Securities                                                 17.6%
            Money Market Fund                                                            0.4%
            (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on February 28, 2005.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.
 MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND
February 28, 2005

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY     VALUE
----------- --------------------------------------------------------------------------  ----  -------- ------------
            COMMERCIAL PAPER # - 41.1%
$15,000,000 Citigroup Global Markets                                                    2.52% 03/22/05 $ 14,978,037
 15,000,000 Deutsche Bank Financial                                                     2.52  03/22/05   14,978,038
 20,000,000 Edison Asset Securitization, LLC ^                                          2.54  03/07/05   19,991,567
 15,000,000 Goldman Sachs Group, Inc.                                                   2.70  07/29/05   15,000,000
 20,000,000 International Lease Finance Corp.                                           2.52  03/09/05   19,988,844
 20,000,000 Societe Generale North America                                              2.50  03/04/05   19,995,833
 20,000,000 UBS Finance Delaware, LLC                                                   2.51  03/07/05   19,991,667
 15,000,000 Wells Fargo & Company                                                       2.51  03/24/05   14,976,042
 20,000,000 Windmill Funding Corp. ^                                                    2.56  03/28/05   19,961,750
                                                                                                       ------------
            Total Commercial Paper                                                                      159,861,778
                                                                                                       ------------
            CORPORATE NOTES (+/-) - 12.5%
 18,000,000 Bank of America NA                                                          2.55  08/08/05   18,000,000
 15,000,000 Bear Stearns & Co., Inc.                                                    3.21  07/15/05   15,032,365
 15,590,000 Lehman Brothers Holdings                                                    2.79  07/22/05   15,597,958
                                                                                                       ------------
            Total Corporate Notes                                                                        48,630,323
                                                                                                       ------------
            ASSET-BACKED SECURITY (+/-), ^ - 3.3%
 12,788,608 Grand Central CDO Ltd.                                                      2.61  12/10/05   12,788,608
                                                                                                       ------------
            REPURCHASE AGREEMENTS - 43.2%
 27,255,000 Bank of America, dated 2/28/05, to be repurchased at $27,256,915;
             collateralized by various U.S. Government Agency Obligations               2.53  03/01/05   27,255,000
 60,000,000 Bear Stearns & Co., Inc., dated 2/28/05, to be repurchased at $60,004,417;
             collateralized by various U.S. Government Agency Obligations               2.65  03/01/05   60,000,000
 50,000,000 Deutsche Bank Securities, Inc., dated 2/28/05, to be repurchased at
             $50,003,639; collateralized by various U.S. Government Agency Obligations  2.62  03/01/05   50,000,000
 30,450,000 Merrill Lynch, dated 2/28/05, to be repurchased at $30,452,199;
             collateralized by various U.S. Government Agency Obligations               2.60  03/01/05   30,450,000
                                                                                                       ------------
            Total Repurchase Agreements                                                                 167,705,000
                                                                                                       ------------
            Total Investments at Amortized Cost* - 100.1%                                              $388,985,709
            Other Assets and Liabilities - (0.1)%                                                          (527,311)
                                                                                                       ------------
            NET ASSETS - 100.0%                                                                        $388,458,398
                                                                                                       ============
            PORTFOLIO HOLDINGS
            % OF TOTAL PORTFOLIO INVESTMENTS
            Repurchase Agreements                                                       43.1%
            Commercial Paper                                                            41.1%
            Corporate Notes                                                             12.5%
            Asset-Backed Security                                                        3.3%
            #  Rates shown are annualized yields at time of purchase.
            (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on February 28, 2005.
            ^  Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities
               Act of 1933, as amended. At period end, these securities amounted to $52,741,925 or 13.6% of Net
               Assets.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.
6
                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2005

                                                                          DAILY ASSETS
                                                             DAILY ASSETS  GOVERNMENT  DAILY ASSETS  DAILY ASSETS
                                                               TREASURY   OBLIGATIONS   GOVERNMENT       CASH
                                                                 FUND         FUND         FUND          FUND
                                                             ------------ ------------ ------------  ------------
Assets
  Investments:
    Securities at amortized cost                             $        --  $17,795,460  $ 43,500,469  $221,280,709
    Repurchase agreements                                     62,465,000           --   197,893,000   167,705,000
  Cash                                                            28,620       69,670        40,861        38,876
  Receivables:
    Interest                                                       4,404        1,609       227,062       247,656
    Investment securities sold                                        --           --     1,261,597            --
    Receivable from administrator                                     --           --            --         9,269
  Prepaid expenses and other assets                               11,680        3,438        22,805        72,618
                                                             -----------  -----------  ------------  ------------
Total Assets                                                  62,509,704   17,870,177   242,945,794   389,354,128
                                                             -----------  -----------  ------------  ------------
Liabilities
  Payables:
    Dividends                                                     90,086       30,492       381,901       620,937
  Accrued expenses:
    Payables to related parties                                   16,118           --        50,833        70,003
  Other expenses and other liabilities                            52,333       13,092       246,332       204,790
                                                             -----------  -----------  ------------  ------------
Total Liabilities                                                158,537       43,584       679,066       895,730
                                                             -----------  -----------  ------------  ------------
Net Assets                                                   $62,351,167  $17,826,593  $242,266,728  $388,458,398
                                                             ===========  ===========  ============  ============
Components of Net Assets
  Paid in capital                                            $62,351,286  $17,850,405  $242,295,243  $388,471,192
  Undistributed (distributions in excess of) net investment
   income                                                            (83)         408       (28,666)         (559)
  Accumulated net realized gain (loss)                               (36)     (24,220)          151       (12,235)
                                                             -----------  -----------  ------------  ------------
Net Assets                                                   $62,351,167  $17,826,593  $242,266,728  $388,458,398
                                                             ===========  ===========  ============  ============
Net Assets by Class of Shares
  Preferred Shares                                           $        --  $        --  $ 26,488,987  $ 12,063,839
  Universal Shares                                                    --   17,826,593    22,607,664    21,652,375
  Institutional Service Shares                                14,953,304           --    59,098,486    31,343,341
  Institutional Shares                                                --           --    54,444,341    57,583,152
  Investor Shares                                             47,397,863           --    79,627,250   265,749,945
  B Shares                                                            --           --            --        29,843
  C Shares                                                            --           --            --        35,903
                                                             -----------  -----------  ------------  ------------
Net Assets                                                   $62,351,167  $17,826,593  $242,266,728  $388,458,398
                                                             ===========  ===========  ============  ============
Shares of Beneficial Interest for each Class of
  Shares
  Preferred Shares                                                    --           --    26,488,194    12,064,256
  Universal Shares                                                    --   17,850,638    22,647,091    21,671,550
  Institutional Service Shares                                14,949,047           --    59,098,566    31,348,575
  Institutional Shares                                                --           --    54,439,286    57,598,651
  Investor Shares                                             47,402,250           --    79,622,117   265,799,087
  B Shares                                                            --           --            --        29,843
  C Shares                                                            --           --            --        35,903
Net Asset Value Per Share
(Offering and Redemption Price per Share)
for each Class of Shares                                     $      1.00  $      1.00  $       1.00  $       1.00

See Notes to Financial Statements.
 MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
Six Months Ended February 28, 2005

                                                               DAILY ASSETS
                                                  DAILY ASSETS  GOVERNMENT  DAILY ASSETS DAILY ASSETS
                                                    TREASURY   OBLIGATIONS   GOVERNMENT      CASH
                                                      FUND         FUND         FUND         FUND
                                                  ------------ ------------ ------------ ------------
Investment Income:
  Interest income                                  $1,775,516    $175,106   $13,166,514   $4,128,245
  Dividend income                                      32,595       6,063        31,698       21,259
                                                   ----------    --------   -----------   ----------
Total Investment Income                             1,808,111     181,169    13,198,212    4,149,504
                                                   ----------    --------   -----------   ----------
Expenses:
  Investment adviser fees                              33,046       4,658       221,996       71,391
  Administrator fees
    Preferred Shares                                       --          --       504,468        9,193
    Universal Shares                                   61,635      10,248        65,435       20,361
    Institutional Service Shares                        8,838          --        45,225       19,435
    Institutional Shares                                   --          --        30,963       36,873
    Investor Shares                                    31,202          --        39,893      134,283
    B Shares                                               --          --            --        7,756
    C Shares                                               --          --            --        8,103
  Shareholder service fees
    Institutional Service Shares                       16,069          --        82,230       35,337
    Institutional Shares                                   --          --        56,295       67,041
    Investor Shares                                    56,730          --        72,533      244,151
    B Shares                                               --          --            --           20
    C Shares                                               --          --            --           24
  Distribution fees
    Investor Shares                                    70,913          --        90,666      305,186
    B Shares                                               --          --            --           61
    C Shares                                               --          --            --           73
  Transfer agency fees
    Preferred Shares                                       --          --        16,007        4,933
    Universal Shares                                   34,541      13,077        37,521       16,003
    Institutional Service Shares                       13,574          --        49,534       24,567
    Institutional Shares                                   --          --        63,327       75,991
    Investor Shares                                    68,021          --        80,725      266,758
    B Shares                                               --          --            --        4,377
    C Shares                                               --          --            --        4,571
  Custodian fees                                       11,554       1,165        77,950       25,018
  Professional fees                                    13,328      11,713        31,114       15,384
  Accountant fees                                      33,339      16,610        72,780       52,260
  Trustees' fees and expenses                           1,804         195        20,009        4,454
  Miscellaneous expenses                               23,893      10,500        64,078       59,844
                                                   ----------    --------   -----------   ----------
Total Expenses                                        478,487      68,166     1,722,749    1,513,448
  Expenses reimbursed and fees waived                 (88,294)    (49,165)     (378,864)    (161,941)
                                                   ----------    --------   -----------   ----------
Net Expenses                                          390,193      19,001     1,343,885    1,351,507
                                                   ----------    --------   -----------   ----------
Net Investment Income (Loss)                        1,417,918     162,168    11,854,327    2,797,997
                                                   ----------    --------   -----------   ----------
Net Realized Gain (Loss) on Investments                    --          --            --         (594)
                                                   ----------    --------   -----------   ----------
Increase (Decrease) in Net Assets from Operations  $1,417,918    $162,168   $11,854,327   $2,797,403
                                                   ==========    ========   ===========   ==========

See Notes to Financial Statements.
8
                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     DAILY ASSETS                         DAILY ASSETS
                                                                    TREASURY FUND                  GOVERNMENT OBLIGATIONS FUND
                                                        -------------------------------------   --------------------------------
                                                          SIX MONTHS ENDED       YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                        FEBRUARY 28, 2005/(A)/ AUGUST 31, 2004  FEBRUARY 28, 2005 AUGUST 31, 2004
                                                        ---------------------  ---------------  ----------------- ---------------
Operations
  Net investment income (loss)                              $   1,417,918      $     1,380,983     $   162,168     $    190,750
  Net realized gain (loss) on investments                              --                   --              --               32
                                                            -------------      ---------------     -----------     ------------
Increase (Decrease) in Net Assets from Operations               1,417,918            1,380,983         162,168          190,782
                                                            -------------      ---------------     -----------     ------------
Distributions to Shareholders from
  Net investment income--Universal Shares                        (985,929)          (1,090,584)       (162,168)        (200,674)
  Net investment income--Institutional Service Shares            (120,158)            (135,993)             --               --
  Net investment income--Investor Shares                         (311,831)            (164,100)             --               --
                                                            -------------      ---------------     -----------     ------------
Total Distributions to Shareholders                            (1,417,918)          (1,390,677)       (162,168)        (200,674)
                                                            -------------      ---------------     -----------     ------------
Capital Share Transactions
  Sale of shares--Universal Shares                            143,522,719          286,622,339       7,251,236       18,831,339
  Sale of shares--Institutional Service Shares                115,746,257          343,639,316              --               --
  Sale of shares--Investor Shares                             497,517,701        1,655,597,362              --               --
  Reinvestment of distributions--Universal Shares                 171,170                  664           2,322            4,082
  Reinvestment of distributions--Institutional Service
   Shares                                                          59,790               73,446              --               --
  Reinvestment of distributions--Investor Shares                  244,728              164,012              --               --
  Redemption of shares--Universal Shares                     (230,453,376)        (340,004,807)     (9,809,607)     (23,194,936)
  Redemption of shares--Institutional Service Shares         (116,402,458)        (363,233,772)             --               --
  Redemption of shares--Investor Shares                      (506,574,419)      (1,696,367,845)             --               --
                                                            -------------      ---------------     -----------     ------------
Increase (Decrease) from Capital Transactions                 (96,167,888)        (113,509,285)     (2,556,049)      (4,359,515)
                                                            -------------      ---------------     -----------     ------------
Increase (Decrease) in Net Assets                             (96,167,888)        (113,518,979)     (2,556,049)      (4,369,407)
                                                            -------------      ---------------     -----------     ------------
Net Assets
  Beginning of Period                                         158,519,055          272,038,034      20,382,642       24,752,049
                                                            -------------      ---------------     -----------     ------------
  End of Period                                             $  62,351,167      $   158,519,055     $17,826,593     $ 20,382,642
                                                            =============      ===============     ===========     ============
Undistributed (Distributions in Excess of) Net
 Investment Income                                          $         (83)     $           (83)    $       408     $        408
                                                            -------------      ---------------     -----------     ------------

(a)On February 24, 2005, Universal Shares of Daily Assets Treasury Fund ceased operations.
See Notes to Financial Statements.
 MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    DAILY ASSETS                         DAILY ASSETS
                                                                    TREASURY FUND                 GOVERNMENT OBLIGATIONS FUND
                                                        ------------------------------------   --------------------------------
                                                          SIX MONTHS ENDED       YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                        FEBRUARY 28, 2005/(A)/ AUGUST 31, 2004 FEBRUARY 28, 2005 AUGUST 31, 2004
                                                        ---------------------  --------------- ----------------- ---------------
Share Transactions
  Sale of shares--Universal Shares                           143,522,720          286,622,338      7,251,235        18,831,340
  Sale of shares--Institutional Service Shares               115,746,257          343,639,316             --                --
  Sale of shares--Investor Shares                            497,517,701        1,655,597,362             --                --
  Reinvestment of distributions--Universal Shares                171,170                  664          2,322             4,082
  Reinvestment of distributions--Institutional Service
   Shares                                                         59,790               73,446             --                --
  Reinvestment of distributions--Investor Shares                 244,728              164,012             --                --
  Redemption of shares--Universal Shares                    (230,453,376)        (340,004,807)    (9,809,607)      (23,194,936)
  Redemption of shares--Institutional Service Shares        (116,402,458)        (363,233,772)            --                --
  Redemption of shares--Investor Shares                     (506,574,419)      (1,696,367,845)            --                --
                                                            ------------       --------------     ----------       -----------
Increase (Decrease) in Shares                                (96,167,887)        (113,509,286)    (2,556,050)       (4,359,514)
                                                            ============       ==============     ==========       ===========

(a)On February 24, 2005, Universal Shares of Daily Assets Treasury Fund ceased operations.
See Notes to Financial Statements.
10
                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   DAILY ASSETS                       DAILY ASSETS
                                                                 GOVERNMENT FUND                       CASH FUND
                                                        ---------------------------------  ---------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                        FEBRUARY 28, 2005 AUGUST 31, 2004  FEBRUARY 28, 2005 AUGUST 31, 2004
                          `                             ----------------- ---------------  ----------------- ---------------
Operations
  Net investment income (loss)                           $    11,854,327  $     8,781,091   $     2,797,997  $     2,595,618
  Net realized gain (loss) on investments                             --            1,250              (594)            (333)
                                                         ---------------  ---------------   ---------------  ---------------
Increase (Decrease) in Net Assets from Operations             11,854,327        8,782,341         2,797,403        2,595,285
                                                         ---------------  ---------------   ---------------  ---------------
Distributions to Shareholders from
  Net investment income--Preferred Shares                     (9,176,302)      (6,598,646)         (161,446)         (99,959)
  Net investment income--Universal Shares                     (1,086,697)      (1,071,470)         (341,872)        (802,986)
  Net investment income--Institutional Service Shares           (706,650)        (464,263)         (282,533)        (205,357)
  Net investment income--Institutional Shares                   (422,106)        (432,700)         (489,350)        (561,597)
  Net investment income--Investor Shares                        (462,573)        (213,682)       (1,522,679)        (926,265)
  Net investment income--B Shares                                     --               --               (54)              --
  Net investment income--C Shares                                     --               --               (63)              --
                                                         ---------------  ---------------   ---------------  ---------------
Total Distributions to Shareholders                          (11,854,328)      (8,780,761)       (2,797,997)      (2,596,164)
                                                         ---------------  ---------------   ---------------  ---------------
Capital Share Transactions
  Sale of shares--Preferred Shares                         6,016,000,528    8,137,440,578        72,274,503      157,487,629
  Sale of shares--Universal Shares                           263,704,322      510,810,226       444,055,308    1,013,494,516
  Sale of shares--Institutional Service Shares               278,885,580      349,941,112       158,330,966      313,903,413
  Sale of shares--Institutional Shares                       290,630,738      661,445,829       454,052,449      943,789,517
  Sale of shares--Investor Shares                            592,283,917      979,714,457     2,943,938,310    5,071,433,156
  Sale of shares--B Shares                                            --               --            29,810               --
  Sale of shares--C Shares                                            --               --            86,325               --
  Reinvestment of distributions--Preferred Shares              9,108,591        6,548,329           105,502           42,043
  Reinvestment of distributions--Universal Shares                598,442          482,630           167,576          435,925
  Reinvestment of distributions--Institutional Service
   Shares                                                        344,026          179,970           216,171          172,099
  Reinvestment of distributions--Institutional Shares            168,947          247,736           367,802          386,917
  Reinvestment of distributions--Investor Shares                 359,745          213,409         1,025,479          835,744
  Reinvestment of distributions--B Shares                             --               --                33               --
  Reinvestment of distributions--C Shares                             --               --                38               --
  Redemption of shares--Preferred Shares                  (6,022,005,764)  (8,132,153,056)      (79,481,814)    (141,343,256)
  Redemption of shares--Universal Shares                    (355,575,604)    (511,585,416)     (458,462,976)  (1,082,878,630)
  Redemption of shares--Institutional Service Shares        (275,272,730)    (371,253,091)     (153,627,065)    (324,528,053)
  Redemption of shares--Institutional Shares                (309,930,799)    (678,858,529)     (492,821,770)    (940,377,890)
  Redemption of shares--Investor Shares                     (577,044,839)    (963,282,301)   (3,073,878,486)  (4,980,992,461)
  Redemption of shares--B Shares                                      --               --                --               --
  Redemption of shares--C Shares                                      --               --           (50,459)              --
                                                         ---------------  ---------------   ---------------  ---------------
Increase (Decrease) Decrease from Capital Transactions       (87,744,900)     (10,108,117)     (183,672,298)      31,860,669
                                                         ---------------  ---------------   ---------------  ---------------
Increase (Decrease) in Net Assets                            (87,744,901)     (10,106,537)     (183,672,892)      31,859,790
                                                         ---------------  ---------------   ---------------  ---------------
Net Assets
  Beginning of Period                                        330,011,629      340,118,166       572,131,290      540,271,500
                                                         ---------------  ---------------   ---------------  ---------------
  End of Period                                          $   242,266,728  $   330,011,629   $   388,458,398  $   572,131,290
                                                         ===============  ===============   ===============  ===============
Undistributed (Distributions in Excess of)
 Net Investment Income                                   $       (28,666) $       (28,665)  $          (559) $          (559)
                                                         ---------------  ---------------   ---------------  ---------------

See Notes to Financial Statements.
 MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                 GOVERNMENT FUND                      CASH FUND
                                                        --------------------------------  --------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                        FEBRUARY 28, 2005 AUGUST 31, 2004 FEBRUARY 28, 2005 AUGUST 31, 2004
                                                        ----------------- --------------- ----------------- ---------------
Share Transactions
  Sale of shares--Preferred Shares                        6,016,000,528    8,137,440,578       72,274,503      157,487,629
  Sale of shares--Universal Shares                          263,704,320      510,810,227      444,055,308    1,013,494,518
  Sale of shares--Institutional Service Shares              278,885,580      349,941,112      158,330,967      313,903,413
  Sale of shares--Institutional Shares                      290,630,738      661,445,830      454,052,450      943,789,517
  Sale of shares--Investor Shares                           592,283,917      979,714,457    2,943,938,309    5,071,433,157
  Sale of shares--B Shares                                           --               --           29,810               --
  Sale of shares--C Shares                                           --               --           86,324               --
  Reinvestment of distributions--Preferred Shares             9,108,591        6,548,329          105,502           42,043
  Reinvestment of distributions--Universal Shares               598,442          482,630          167,576          435,925
  Reinvestment of distributions--Institutional Service
   Shares                                                       344,026          179,970          216,171          172,099
  Reinvestment of distributions--Institutional Shares           168,947          247,735          367,802          386,917
  Reinvestment of distributions--Investor Shares                359,745          213,409        1,025,479          835,744
  Reinvestment of distributions--B Shares                            --               --               33               --
  Reinvestment of distributions--C Shares                            --               --               38               --
  Redemption of shares--Preferred Shares                 (6,022,005,764)  (8,132,153,056)     (79,481,814)    (141,343,256)
  Redemption of shares--Universal Shares                   (355,575,604)    (511,585,416)    (458,462,976)  (1,082,878,630)
  Redemption of shares--Institutional Service Shares       (275,272,730)    (371,253,091)    (153,627,065)    (324,528,053)
  Redemption of shares--Institutional Shares               (309,930,799)    (678,858,529)    (492,821,770)    (940,377,890)
  Redemption of shares--Investor Shares                    (577,044,839)    (963,282,301)  (3,073,878,486)  (4,980,992,461)
  Redemption of shares--B Shares                                     --               --               --               --
  Redemption of shares--C Shares                                     --               --          (50,459)              --
                                                         --------------   --------------   --------------   --------------
  Increase (Decrease) in Shares                             (87,744,902)     (10,108,116)    (183,672,298)      31,860,672
                                                         ==============   ==============   ==============   ==============

See Notes to Financial Statements.
12
                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                          SELECTED DATA FOR A SINGLE SHARE                                     Net
                      -------------------------------------------------------------------------             Assets at
                      Beginning                  Net     Distributions  Distributions  Ending                End of
                      Net Asset    Net        Realized     from Net       from Net    Net Asset              Period
Year Ended August 31, Value Per Investment     Gain on    Investment      Realized      Value     Total      (000's
(except as noted)       Share     Income     Investments    Income          Gains     Per Share Return/(b)/ Omitted)
--------------------- --------- ----------   ----------- -------------  ------------- --------- ----------  ---------
-                     -         -            -           -              -             -         -           -
DAILY ASSETS TREASURY FUND
  Institutional Service Shares/(e)/
---------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005     $1.00     $0.01          --         $(0.01)          --         $1.00     0.75%     $ 14,953
  2004                   1.00      0.01          --          (0.01)          --          1.00     0.59%       15,552
  2003                   1.00      0.01          --          (0.01)          --          1.00     0.84%       35,074
  2002                   1.00      0.02          --/(d)/     (0.02)          --/(d)/     1.00     1.57%       20,068
  2001                   1.00      0.05          --          (0.05)          --          1.00     4.92%       50,554
  2000                   1.00      0.05          --          (0.05)          --          1.00     5.47%       30,480
  Investor Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005      1.00      0.01          --          (0.01)          --          1.00     0.55%       47,398
  2004                   1.00        --/(d)/     --             --/(d)/      --          1.00     0.20%       56,217
  2003                   1.00        --/(d)/     --             --/(d)/      --          1.00     0.45%       96,827
  2002                   1.00      0.01          --/(d)/     (0.01)          --/(d)/     1.00     1.17%      133,758
  2001                   1.00      0.04          --          (0.04)          --          1.00     4.52%      233,138
  2000                   1.00      0.05          --          (0.05)          --          1.00     5.06%      314,305
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
  Universal Shares/(f)/
---------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005      1.00      0.01          --          (0.01)          --          1.00     0.87%       17,827
  2004                   1.00      0.01          --/(d)/     (0.01)          --          1.00     0.91%       20,383
  2003                   1.00      0.01          --          (0.01)          --          1.00     1.18%       24,752
  2002                   1.00      0.02          --          (0.02)          --          1.00     1.97%       25,760
  2001                   1.00      0.05          --          (0.05)          --          1.00     5.26%       29,100
  2000                   1.00      0.06          --          (0.06)          --          1.00     5.93%       39,777

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------
----------------------------------
 0.45%      0.64%        1.46%
 0.45%      0.56%        0.57%
 0.45%      0.67%        0.84%
 0.45%      0.62%        1.68%
 0.45%      0.61%        4.57%
 0.45%      0.62%        5.30%
----------------------------------
 0.84%      0.92%        1.07%
 0.84%      0.89%        0.18%
 0.84%      0.90%        0.45%
 0.85%      0.87%        1.22%
 0.84%      0.84%        4.52%
 0.84%      0.85%        5.01%
----------------------------------
 0.20%      0.73%        1.73%
 0.20%      0.70%        0.86%
 0.20%      0.48%        1.14%
 0.20%      0.71%        1.97%
 0.20%      0.57%        5.24%
 0.20%      0.65%        5.78%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and/or expense reimbursements.
(d)Less than $0.01 per share.
(e)On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(f)On July 22, 2003, Institutional Shares were redesignated as Universal Shares. See Notes to Financial Statements.
 MONARCH FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                          SELECTED DATA FOR A SINGLE SHARE
                      -------------------------------------------------------------------------                Net
                                                                                                            Assets at
                      Beginning                  Net     Distributions  Distributions  Ending                End of
                      Net Asset    Net        Realized     from Net       from Net    Net Asset              Period
Year Ended August 31, Value Per Investment     Gain on    Investment      Realized      Value     Total      (000's
(except as noted)       Share     Income     Investments    Income          Gains     Per Share Return/(b)/ Omitted)
-                     -         -            -           -              -             -         -           -
DAILY ASSETS GOVERNMENT FUND
  Preferred Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005     $1.00     $0.01          --         $(0.01)          --         $1.00     0.99%     $ 26,489
  2004                   1.00      0.01          --/(e)/     (0.01)          --          1.00     1.04%       23,386
  2003                   1.00      0.01          --          (0.01)          --          1.00     1.40%       11,549
  2002                   1.00      0.02          --/(e)/     (0.02)          --/(e)/     1.00     2.25%       12,041
  2001/(d)/              1.00        --/(e)/     --             --/(e)/      --          1.00     0.22%            8
  Universal Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005      1.00      0.01          --          (0.01)          --          1.00     0.95%       22,608
  2004                   1.00      0.01          --/(e)/     (0.01)          --          1.00     0.96%      113,881
  2003                   1.00      0.01          --          (0.01)          --          1.00     1.29%      114,173
  2002                   1.00      0.02          --/(e)/     (0.02)          --/(e)/     1.00     2.17%       81,426
  2001                   1.00      0.05          --          (0.05)          --          1.00     5.34%      164,500
  2000                   1.00      0.06          --          (0.06)          --          1.00     5.94%      225,697
  Institutional Service Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005      1.00        --/(e)/     --             --/(e)/      --          1.00     0.82%       59,099
  2004                   1.00        --/(e)/     --/(e)/        --/(e)/      --          1.00     0.71%       55,142
  2003/(d)/              1.00        --/(e)/     --             --/(e)/      --          1.00     0.16%       76,273
  Institutional Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005      1.00      0.01          --          (0.01)          --          1.00     0.76%       54,444
  2004                   1.00      0.01          --/(e)/     (0.01)          --          1.00     0.59%       73,575
  2003                   1.00      0.01          --          (0.01)          --          1.00     0.91%       90,740
  2002                   1.00      0.02          --/(e)/     (0.02)          --/(e)/     1.00     1.80%      117,476
  2001                   1.00      0.05          --          (0.05)          --          1.00     4.95%      198,324
  2000                   1.00      0.05          --          (0.05)          --          1.00     5.54%      400,418
  Investor Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005      1.00      0.01          --          (0.01)          --          1.00     0.63%       79,627
  2004                   1.00      0.01          --/(e)/     (0.01)          --          1.00     0.32%       64,028
  2003                   1.00      0.01          --          (0.01)          --          1.00     0.64%       47,383
  2002                   1.00      0.02          --/(e)/     (0.02)          --/(e)/     1.00     1.52%       58,397
  2001                   1.00      0.05          --          (0.05)          --          1.00     4.68%       61,546
  2000/(d)/              1.00      0.04          --          (0.04)          --          1.00     3.68%       36,091
DAILY ASSETS CASH FUND
  Preferred Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005      1.00      0.01          --/(e)/     (0.01)          --          1.00     0.97%       12,064
  2004                   1.00      0.01          --/(e)/     (0.01)          --          1.00     1.04%       19,166
  2003                   1.00      0.01          --          (0.01)          --          1.00     1.37%        2,979
  2002                   1.00      0.02          --          (0.02)          --          1.00     2.21%       13,095
  2001/(d)/              1.00        --/(e)/     --             --/(e)/      --          1.00     0.22%            8
  Universal Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005      1.00      0.01          --/(e)/     (0.01)          --          1.00     0.92%       21,652
  2004                   1.00      0.01          --/(e)/     (0.01)          --          1.00     0.96%       35,892
  2003                   1.00      0.01          --          (0.01)          --          1.00     1.29%      104,842
  2002                   1.00      0.02          --          (0.02)          --          1.00     2.12%       46,833
  2001                   1.00      0.05          --          (0.05)          --          1.00     5.49%       37,236
  2000                   1.00      0.06          --          (0.06)          --          1.00     6.04%       70,451

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------
----------------------------------
 0.12%       0.19%       1.99%
 0.12%       0.18%       1.06%
 0.11%       0.25%       1.05%
 0.12%       0.22%       2.19%
 0.12%      97.77%       3.64%
----------------------------------
 0.20%       0.25%       1.81%
 0.20%       0.26%       0.95%
 0.20%       0.28%       1.26%
 0.21%       0.25%       2.17%
 0.20%       0.23%       5.29%
 0.20%       0.24%       5.73%
----------------------------------
 0.45%       0.51%       1.71%
 0.45%       0.51%       0.69%
 0.45%       0.58%       0.70%
----------------------------------
 0.57%       0.61%       1.49%
 0.57%       0.62%       0.58%
 0.57%       0.63%       0.92%
 0.57%       0.59%       2.05%
 0.57%       0.58%       4.80%
 0.57%       0.58%       5.41%
----------------------------------
 0.84%       0.87%       1.27%
 0.84%       0.86%       0.32%
 0.84%       0.89%       0.63%
 0.85%       0.85%       1.43%
 0.84%       0.84%       4.51%
 0.85%       0.97%       5.70%
----------------------------------
 0.12%       0.27%       1.92%
 0.12%       0.31%       1.06%
 0.12%       0.30%       1.39%
 0.12%       0.20%       1.88%
 0.12%      91.14%       3.76%
----------------------------------
 0.20%       0.30%       1.83%
 0.20%       0.27%       0.94%
 0.20%       0.28%       1.24%
 0.21%       0.25%       2.03%
 0.20%       0.24%       5.68%
 0.20%       0.23%       5.84%

See Notes to Financial Statements.
14
                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                              SELECTED DATA FOR A SINGLE SHARE
                          -------------------------------------------------------------------------                Net
                                                                                                                Assets at
                          Beginning                  Net     Distributions  Distributions  Ending                End of
                          Net Asset    Net        Realized     from Net       from Net    Net Asset              Period
Year Ended August 31,     Value Per Investment     Gain on    Investment      Realized      Value     Total      (000's
(except as noted)           Share     Income     Investments    Income          Gains     Per Share Return/(b)/ Omitted)
-                         -         -            -           -              -             -         -           -
  Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005         $1.00     $0.01          --/(e)/    $(0.01)          --         $1.00     0.80%       31,343
  2004                       1.00      0.01          --/(e)/     (0.01)          --          1.00     0.71%       26,423
  2003/(d)/                  1.00        --/(e)/     --             --/(e)/      --          1.00     0.18%       36,876
  Institutional Shares
-------------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005          1.00      0.01          --/(e)/     (0.01)          --          1.00     0.74%       57,583
  2004                       1.00      0.01          --/(e)/     (0.01)          --          1.00     0.59%       95,985
  2003                       1.00      0.01          --          (0.01)          --          1.00     0.92%       92,186
  2002                       1.00      0.02          --          (0.02)          --          1.00     1.75%      347,469
  2001                       1.00      0.05          --          (0.05)          --          1.00     5.11%      736,555
  2000                       1.00      0.06          --          (0.06)          --          1.00     5.65%      863,603
  Investor Shares
-------------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005          1.00      0.01          --/(e)/     (0.01)          --          1.00     0.61%      265,750
  2004                       1.00        --/(e)/     --/(e)/        --/(e)/      --          1.00     0.32%      394,665
  2003                       1.00      0.01          --          (0.01)          --          1.00     0.64%      303,389
  2002                       1.00      0.01          --          (0.01)          --          1.00     1.48%      646,285
  2001                       1.00      0.05          --          (0.05)          --          1.00     4.85%      791,138
  2000                       1.00      0.05          --          (0.05)          --          1.00     5.38%      994,191
  B Shares
-------------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005/(d)/     1.00        --/(e)/     --/(e)/        --/(e)/      --          1.00     0.18%           30
  C Shares
-------------------------------------------------------------------------------------------------------------------------
 Six months ended
  February 28, 2005/(d)/     1.00        --/(e)/     --/(e)/        --/(e)/      --          1.00     0.19%           36

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------
----------------------------------
 0.45%       0.55%       1.59%
 0.45%       0.54%       0.71%
 0.45%       0.58%       0.76%
----------------------------------
 0.57%       0.65%       1.45%
 0.57%       0.63%       0.59%
 0.57%       0.61%       1.01%
 0.57%       0.58%       1.84%
 0.57%       0.57%       5.07%
 0.58%       0.58%       5.55%
----------------------------------
 0.84%       0.88%       1.24%
 0.84%       0.87%       0.32%
 0.84%       0.86%       0.68%
 0.83%       0.83%       1.51%
 0.82%       0.82%       4.78%
 0.83%       0.85%       5.40%
----------------------------------
 1.65%     217.15%       0.67%
----------------------------------
 1.65%     188.64%       0.64%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and/or expense reimbursements.
(d)See Note 1 for dates of commencement of operations.
(e)Less than $0.01 per share.
See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 2005

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust consists of four diversified investment portfolios listed below (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of February 28, 2005, and the dates on which they commenced operations were as follows:
                                                         COMMENCEMENT OF
           FUND                  SHARE CLASS                OPERATIONS
 ------------------------  ------------------------- ------------------------
 Daily Assets Treasury     Institutional Service
   Fund                    Shares                               July 12, 1993
                           Investor Shares                   October 25, 1995
 Daily Assets Government
   Fund                    Preferred Shares                   August 10, 2001
                           Universal Shares                  October 29, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                  December 30, 1999
 Daily Assets Cash Fund    Preferred Shares                   August 10, 2001
                           Universal Shares                  December 1, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                      June 16, 1995
                           B Shares                         November 22, 2004
                           C Shares                         November 17, 2004
 Daily Assets Government
   Obligations             Universal Shares (Note 5)             July 1, 1998

Prior to June 9, 2003, the Funds operated under a master-feeder fund structure whereby they sought to achieve their respective investment objectives by investing all of their investable assets in separate portfolios (each a "Portfolio") of another registered open-end management investment company which series had the same investment objective and policies as the Funds.
On July 22, 2003, Daily Assets Government Obligations Fund, a newly created series of the Trust, merged with Daily Assets Government Fund (the "Forum Fund"), a series of Forum Funds, another registered investment company. Daily Assets Government Obligation Fund was the accounting successor of that merger and, thus, the financial information reported in the financial statements prior to July 23, 2003, reflects the history of the Forum Fund.
On February 24, 2005, Universal Shares of Daily Assets Treasury Fund ceased operations.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Funds' investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any such securities held as collateral.

EXPENSE ALLOCATION The Trust is comprised of four active series, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one series are allocated among the
16

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 2005

respective series in proportion to each series' average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class-specific expenses include administration fees, transfer agency fees and certain other expenses. Institutional Service Shares, Institutional Shares, Investor Shares, B Shares and C Shares incur shareholder servicing fees and Investor Shares, B Shares and C Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER Forum Investment Advisors, LLC (the "Adviser") is the investment adviser of each Fund. The Adviser receives an advisory fee from Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of the Funds ("Total Fund Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets. The Adviser receives an advisory fee from Daily Assets Government Obligations Fund at an annual rate of 0.05% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Funds.

SHAREHOLDER SERVICES The Funds pay a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund and 0.25% of the average daily net assets attributable to B Shares and C Shares of Daily Assets Cash Fund. These fees are paid to various financial institutions that provide shareholder services.

DISTRIBUTOR Forum Fund Services, LLC is the Trust's distributor (the "Distributor"). Effective March 1, 2005, the Distributor changed its name to Foreside Fund Services, LLC. The Distributor is not affiliated with Citigroup or its affiliated companies. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund and 0.75% of the average daily net assets of B Shares and C Shares of Daily Assets Cash Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for Investor Shares. The plan obligates the Funds to pay the Distributor as compensation for its services.

 MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 2005

NOTE 4. WAIVER OF FEES/REIMBURSEMENT OF EXPENSES

For the period ended February 28, 2005, the Adviser, the Administrator, and the Distributor voluntarily waived a portion of their fees and assumed certain expenses of the Funds as follows:

                                     DAILY ASSETS
                     DAILY ASSETS     GOVERNMENT     DAILY ASSETS   DAILY ASSETS
                     TREASURY FUND OBLIGATIONS FUND GOVERNMENT FUND  CASH FUND
                     ------------- ---------------- --------------- ------------
Investment Advisory     $    --        $ 4,658         $     --       $     --
Administration           22,491          9,590          304,891         18,360
Shareholder Service      35,301             --           45,405         94,884
Transfer Agency          30,502         11,179           28,568         13,178
Portfolio Accounting         --         16,610               --             --
Expenses Reimbursed          --          7,128               --         35,519
                        -------        -------         --------       --------
Total                   $88,294        $49,165         $378,864       $161,941
                        =======        =======         ========       ========

NOTE 5. REORGANIZATIONS

On June 9, 2003, Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (the "Monarch Funds") acquired all the net assets of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (the "Forum Funds"), respectively. Under the reorganization plan, shareholders of the Forum Funds received shares in the Monarch Funds with a value equal to their holdings in the Forum Funds. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. After the reorganization was consummated, each Fund redeemed its investment in the portfolios and began investing directly in portfolio securities. A summary of shares outstanding and net assets immediately before and after the reorganization is as follows:

                                 BEFORE REORGANIZATION     AFTER REORGANIZATION
                             ----------------------------- --------------------
                                            DAILY ASSETS
                              TREASURY        TREASURY         DAILY ASSETS
                              CASH FUND   OBLIGATIONS FUND    TREASURY FUND
                             ------------ ---------------- --------------------
Universal Shares
   Shares Outstanding             105,259             --        136,900,707
   Net Assets                $    105,259             --       $136,900,088
Institutional Service Shares
   Shares Outstanding          23,982,275      7,158,341         31,140,616
   Net Assets                $ 23,990,029   $  7,158,960       $ 31,148,989
Institutional Shares
   Shares Outstanding                  --    136,795,448                 --
   Net Assets                          --   $136,794,829                 --
Investor Shares
   Shares Outstanding         125,118,384             --        125,118,384
   Net Assets                $125,127,133             --       $125,127,133

18

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 2005

                                 BEFORE REORGANIZATION     AFTER REORGANIZATION
                             ----------------------------- --------------------
                                            DAILY ASSETS
                              GOVERNMENT     GOVERNMENT        DAILY ASSET
                              CASH FUND   OBLIGATIONS FUND   GOVERNMENT FUND
                             ------------ ---------------- --------------------
Preferred Shares
   Shares Outstanding               1,001            --               1,001
   Net Assets                $      1,001            --        $      1,001
Universal Shares
   Shares Outstanding          70,662,649            --         135,902,860
   Net Assets                $ 70,622,707            --        $135,863,240
Institutional Service Shares
   Shares Outstanding          63,244,369    63,244,369                  --
   Net Assets                $ 63,244,162   $63,244,162                  --
Institutional Shares
   Shares Outstanding          93,296,961    65,240,211          93,296,961
   Net Assets                $ 93,301,899   $65,240,533        $ 93,301,899
Investor Shares
   Shares Outstanding          63,310,358       695,485          64,005,843
   Net Assets                $ 63,315,472   $   695,432        $ 64,010,904
                                 BEFORE REORGANIZATION     AFTER REORGANIZATION
                             ----------------------------- --------------------
                                            DAILY ASSETS    DAILY ASSETS CASH
                              CASH FUND      CASH FUND             FUND
                             ------------ ---------------- --------------------
Preferred Shares
   Shares Outstanding           3,938,289            --           3,938,289
   Net Assets                $  3,938,387            --        $  3,938,387
Universal Shares
   Shares Outstanding          94,445,145            --         136,878,293
   Net Assets                $ 94,442,900            --        $136,875,355
Institutional Service Shares
   Shares Outstanding                  --    29,756,777          29,756,777
   Net Assets                          --   $29,757,106        $ 29,757,106
Institutional Shares
   Shares Outstanding         106,837,539    42,433,148         106,837,539
   Net Assets                $106,836,012   $42,432,455        $106,836,012
Investor Shares
   Shares Outstanding         358,133,508     1,292,578         359,426,086
   Net Assets                $358,131,496   $ 1,292,555        $359,424,051

 MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 2005

On July 22, 2003, Daily Assets Government Fund, (the "Forum Fund"), reorganized into the newly created Daily Assets Government Obligations Fund and transferred its assets and liabilities to Daily Assets Government Obligations Fund. As a result, the Fund acquired the net assets of the Forum Fund. Financial information reported in the financial statements prior to July 23, 2003, reflects the financial history of the Forum Fund. A summary of shares outstanding and net assets immediately before and after the reorganization is as follows:

                              BEFORE REORGANIZATION AFTER REORGANIZATION
                              --------------------- --------------------
                                                        DAILY ASSETS
                                  DAILY ASSETS           GOVERNMENT
                                 GOVERNMENT FUND      OBLIGATIONS FUND
                              --------------------- --------------------
       Universal Shares
          Shares Outstanding                --           26,349,971
          Net Assets                        --          $26,338,017
       Institutional Shares
          Shares Outstanding        26,349,971                   --
          Net Assets               $26,338,017                   --

NOTE 6. PROXY VOTING GUIDELINES

A description of the policies and procedures the Funds use to determine how to vote as a shareholder of the companies whose securities are held in the Funds' portfolio is available, without charge and upon request, by calling 800-754-8757. This information is also available from the EDGAR database on the SEC's website at www.sec.gov. For the twelve months ended June 30, 2004, the Funds did not own any securities for which a shareholder meeting was called and voted on.

NOTE 7. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

NOTE 8. SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The following example is based on $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004, through February 28, 2005.

ACTUAL EXPENSES The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 2005

                                 BEGINNING          ENDING        EXPENSES   ANNUALIZED
                               ACCOUNT VALUE     ACCOUNT VALUE   PAID DURING  EXPENSE
                             SEPTEMBER 1, 2004 FEBRUARY 28, 2005   PERIOD      RATIO
                             ----------------- ----------------- ----------- ----------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
Actual Return                    $1,000.00         $1,005.53        $4.18       0.84%
Hypothetical Return              $1,000.00         $1,020.63        $4.21       0.84%
INVESTOR SHARES
Actual Return                    $1,000.00         $1,007.47        $2.24       0.45%
Hypothetical Return              $1,000.00         $1,022.56        $2.26       0.45%
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
UNIVERSAL SHARES
Actual Return                    $1,000.00         $1,008.69        $1.00       0.20%
Hypothetical Return              $1,000.00         $1,023.80        $1.00       0.20%
DAILY ASSETS GOVERNMENT FUND
PREFERRED SHARES
Actual Return                    $1,000.00         $1,009.88        $0.60       0.12%
Hypothetical Return              $1,000.00         $1,024.20        $0.60       0.12%
UNIVERSAL SHARES
Actual Return                    $1,000.00         $1,009.48        $1.00       0.20%
Hypothetical Return              $1,000.00         $1,023.80        $1.00       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                    $1,000.00         $1,008.23        $2.24       0.45%
Hypothetical Return              $1,000.00         $1,022.56        $2.26       0.45%
INSTITUTIONAL SHARES
Actual Return                    $1,000.00         $1,007.64        $2.84       0.57%
Hypothetical Return              $1,000.00         $1,021.97        $2.86       0.57%
INVESTOR SHARES
Actual Return                    $1,000.00         $1,006.29        $4.18       0.84%
Hypothetical Return              $1,000.00         $1,020.63        $4.21       0.84%
DAILY ASSETS CASH FUND
PREFERRED SHARES
Actual Return                    $1,000.00         $1,009.65        $0.60       0.12%
Hypothetical Return              $1,000.00         $1,024.20        $0.60       0.12%
UNIVERSAL SHARES
Actual Return                    $1,000.00         $1,009.25        $1.00       0.20%
Hypothetical Return              $1,000.00         $1,023.80        $1.00       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                    $1,000.00         $1,008.01        $2.24       0.45%
Hypothetical Return              $1,000.00         $1,022.56        $2.26       0.45%
INSTITUTIONAL SHARES
Actual Return                    $1,000.00         $1,007.41        $2.84       0.57%
Hypothetical Return              $1,000.00         $1,021.97        $2.86       0.57%
INVESTOR SHARES
Actual Return                    $1,000.00         $1,006.06        $4.18       0.84%
Hypothetical Return              $1,000.00         $1,020.63        $4.21       0.84%
B SHARES
Actual Return                    $1,000.00         $1,001.82        $4.41       1.64%
Hypothetical Return              $1,000.00         $1,009.02        $4.42       1.64%
C SHARES
Actual Return                    $1,000.00         $1,001.87        $4.60       1.63%
Hypothetical Return              $1,000.00         $1,009.51        $4.62       1.63%

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

 MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 2005

NOTE 9. SUBSEQUENT EVENT
The Adviser is indirectly owned by John Y. Keffer, a Trustee of the Trust. Mr. Keffer intends to sell the Adviser (the "Transaction"). The Transaction will result in the termination of each Advisory Agreement. On March 24, 2005, the Board of Trustees of the Trust approved, subject to shareholder approval, the continuation of each Advisory Agreement subsequent to the change of control. 22

FOR MORE INFORMATION:

                                                        MONARCH FUNDS
                                                DAILY ASSETS TREASURY FUND
                                        DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
                                                DAILY ASSETS GOVERNMENT FUND
                                                     DAILY ASSETS CASH FUND



                                                        MONARCH FUNDS
                                                        P.O. Box 446
                                                  Portland, Maine 04112
                                                        (800) 754-8757


 This report is authorized for distribution only to shareholders and to others who have received a copy of an applicable Monarch Funds prospectus

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Registrant does not currently accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        MONARCH FUNDS

By       /s/ Carl A. Bright
         ---------------------------
         Carl A. Bright, President

Date     May 4, 2005
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Carl A. Bright
         -----------------------------------
         Carl A. Bright, President

Date     May 4, 2005
         -----------------------------------


By       /s/ Stacey E. Hong
         -----------------------------------
         Stacey E. Hong, Treasurer

Date     May 4, 2005
         -----------------------------------